UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

2545 S. Kelly Avenue

Suite C

Edmond, OK 73013

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

2545 South Kelly Avenue

Suite C

Edmond, Oklahoma 73013

(Name and address of agent for service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2013

Date of reporting period: May 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2013

Forensic Accounting ETF

Exchange Traded Concepts
Table of Contents

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-545-FLAG; and (ii) on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts
Schedule of Investments •   Forensic Accounting ETF

May 31, 2013 (Unaudited)

Description	Shares	Market Value
COMMON STOCK — 99.8%
Consumer Discretionary — 13.9%
Abercrombie & Fitch, Cl A	500	$25,040
Apollo Group, Cl A	1,191	23,808
AutoNation*	521	24,138
Best Buy	919	25,318
Cablevision Systems, Cl A	1,585	23,965
Carnival	744	24,626
CBS, Cl B	479	23,711
Coach	419	24,411
Comcast, Cl A	587	23,568
Darden Restaurants	461	23,880
DIRECTV*	385	23,535
Dollar General	451	23,813
Dollar Tree	486	23,347
DR Horton	956	23,288
Expedia	417	23,961
Family Dollar Stores	386	23,604
Fossil*	232	24,638
GameStop, Cl A	774	25,666
Gannett	1,139	24,489
Gap	606	24,573
Genuine Parts	300	23,322
Goodyear Tire & Rubber	1,647	24,936
Harley-Davidson	436	23,779
Hasbro	526	23,396
International Game Technology	1,306	23,351
JC Penney	1,312	23,065
Johnson Controls	645	24,097
Kohl's	476	24,471
L Brands	493	24,655
Leggett & Platt	739	23,648
Macy's	497	24,025
McDonald's	243	23,467
Netflix	115	26,019
News, Cl A	739	23,729

Description	Shares	Market Value

Description	Shares	Market Value
NIKE, Cl B	388	$23,924
Nordstrom	410	24,116
O'Reilly Automotive	222	24,178
PetSmart	357	24,098
PulteGroup	1,078	23,274
PVH	212	24,420
Ralph Lauren, Cl A	138	24,163
Ross Stores	371	23,855
Scripps Networks Interactive, Cl A	351	23,643
Staples	1,644	24,660
Target	353	24,534
Tiffany	310	24,112
Time Warner Cable	255	24,355
TJX	485	24,546
Urban Outfitters	597	25,032
Viacom, Cl B	354	23,325
Walt Disney	368	23,213
Washington Post, Cl B	51	23,829
Whirlpool	190	24,275
Wyndham Worldwide	400	23,248
Wynn Resorts	175	23,781
Yum! Brands	351	23,780
		1,347,700
Consumer Staples — 8.0%
Altria Group	662	23,898
Archer-Daniels-Midland	719	23,173
Brown-Forman, Cl B	344	23,674
Campbell Soup	536	22,946
Clorox	282	23,429
Coca-Cola Enterprises	645	23,968
Colgate-Palmolive	399	23,078
ConAgra Foods	702	23,651
Constellation Brands, Cl A*	459	24,332
CVS Caremark	408	23,493
Dr Pepper Snapple Group	506	23,266
Estee Lauder, Cl A	346	23,452
General Mills	500	23,540
Hershey	273	24,327
HJ Heinz	339	24,530
Hormel Foods	589	23,454
JM Smucker	235	23,726
Kellogg	380	23,579
Kimberly-Clark	235	22,755
Kroger	711	23,939
Lorillard	562	23,851
Mead Johnson Nutrition, Cl A	285	23,105
Molson Coors Brewing, Cl B	473	23,371
Mondelez International, Cl A	785	23,126
Monster Beverage	443	24,183
PepsiCo	298	24,069
Philip Morris International	263	23,909

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Schedule of Investments •   Forensic Accounting ETF
May 31, 2013 – (Continued) (Unaudited)

Description	Shares	Market Value
Procter & Gamble	304	$23,335
Reynolds American	495	23,815
Sysco	702	23,727
Walgreen	489	23,355
Wal-Mart Stores	318	23,799
Whole Foods Market	466	24,167
		780,022
Energy — 9.1%
Anadarko Petroleum	269	23,529
Apache	298	24,475
Baker Hughes	515	23,422
Cameron International	386	23,496
Chesapeake Energy	1,108	24,199
Chevron	195	23,936
ConocoPhillips	391	23,984
CONSOL Energy	690	23,929
Denbury Resources	1,321	24,240
Devon Energy	422	23,991
Diamond Offshore Drilling	348	23,946
Ensco, Cl A	392	23,586
EOG Resources	188	24,271
Exxon Mobil	266	24,065
Halliburton	566	23,687
Helmerich & Payne	385	23,770
Hess	359	24,200
Marathon Oil	692	23,798
Marathon Petroleum	293	24,172
Murphy Oil	398	25,201
Nabors Industries	1,464	23,439
National Oilwell Varco	344	24,183
Newfield Exploration	994	23,647
Noble	603	23,366
Noble Energy	415	23,925
Occidental Petroleum	265	24,399
Peabody Energy	1,198	23,565
Phillips 66	369	24,564
QEP Resources	855	24,248
Rowan, Cl A	708	23,534
Schlumberger	326	23,808
Southwestern Energy	636	23,971
Spectra Energy	789	24,120
Tesoro	395	24,352
Valero Energy	603	24,500
Williams	675	23,747
WPX Energy	1,232	23,728
		886,993

Description	Shares	Market Value
Financials — 16.1%
ACE	275	$24,662
Aflac	446	24,838
Allstate	503	24,265
American Express	323	24,455
American International Group*	544	24,186
American Tower, Cl A‡	302	23,508
Apartment Investment & Management, Cl A‡	787	23,815
Assurant	492	24,472
Bank of America	1,840	25,134
BB&T	741	24,394
Berkshire Hathaway, Cl B	219	24,981
Boston Properties‡	221	23,554
Capital One Financial	397	24,189
CBRE Group, Cl A	1,035	23,991
Chubb	280	24,388
Cincinnati Financial	511	24,191
Citigroup	474	24,643
CME Group, Cl A	375	25,474
Comerica	621	24,523
Discover Financial Services	515	24,416
E*TRADE Financial	2,089	24,295
Fifth Third Bancorp	1,333	24,261
First Horizon National	2,133	24,487
Franklin Resources	149	23,067
Genworth Financial, Cl A*	2,303	24,896
Hartford Financial Services Group	802	24,565
HCP‡	496	23,501
Health Care‡	342	23,266
Host Hotels & Resorts‡	1,342	23,874
Hudson City Bancorp	2,837	24,115
Huntington Bancshares	3,225	24,994
JPMorgan Chase	450	24,565
Kimco Realty‡	1,076	23,833
Legg Mason	684	23,967
Loews	532	24,376
M&T Bank	232	24,337
Macerich‡	370	24,017
MetLife	568	25,111
Moody's	363	24,118
Morgan Stanley	993	25,719
NASDAQ OMX Group	780	24,539
Northern Trust	417	24,248
NYSE Euronext	613	24,661
People's United Financial	1,771	24,369
PNC Financial Services Group	346	24,787

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Schedule of Investments •   Forensic Accounting ETF
May 31, 2013 – (Continued) (Unaudited)

Description	Shares	Market Value
Principal Financial Group	646	$24,451
Progressive	946	24,114
Prologis‡	579	23,334
Prudential Financial	362	24,967
Public Storage‡	153	23,225
Regions Financial	2,662	24,304
Simon Property Group‡	140	23,302
SLM	1,069	25,378
SunTrust Banks	759	24,356
T Rowe Price Group	315	23,896
Torchmark	380	24,514
Travelers	295	24,698
Unum Group	884	25,176
US Bancorp	691	24,226
Ventas‡	328	23,409
Vornado Realty Trust‡	294	23,505
Wells Fargo	606	24,573
XL Group, Cl A	773	24,295
Zions Bancorporation	874	24,516
		1,556,286
Health Care — 11.0%
Abbott Laboratories	637	23,359
AbbVie	541	23,095
Actavis*	197	24,288
Alexion Pharmaceuticals*	243	23,702
Allergan	247	24,574
AmerisourceBergen, Cl A	452	24,444
Amgen	232	23,323
Baxter International	340	23,912
Becton Dickinson	241	23,767
Boston Scientific*	2,665	24,625
Cardinal Health	519	24,372
CareFusion*	704	25,872
Celgene*	197	24,359
Cerner	258	25,356
Covidien	372	23,659
CR Bard	232	23,917
DaVita HealthCare Partners*	193	23,946
DENTSPLY International	583	24,346
Edwards Lifesciences*	377	25,055
Eli Lilly	450	23,922
Express Scripts Holding	386	23,978
Gilead Sciences	437	23,808
Hospira	696	24,137
Humana	305	24,638
Intuitive Surgical	53	26,369
Johnson & Johnson	281	23,655
Laboratory Corp of America Holdings*	244	24,276

Description	Shares	Market Value
McKesson	211	$24,024
Medtronic	473	24,128
Merck	516	24,097
Mylan*	776	23,653
Patterson	619	24,191
PerkinElmer	767	24,023
Perrigo	206	23,877
Pfizer	847	23,064
St. Jude Medical	552	23,863
Stryker	362	24,033
Tenet Healthcare*	527	24,964
Thermo Fisher Scientific	278	24,547
UnitedHealth Group	388	24,300
Varian Medical Systems	361	24,191
Waters	248	23,984
WellPoint	312	24,015
Zimmer Holdings	304	23,867
		1,063,575
Industrials — 11.8%
3M	220	24,260
ADT	580	23,542
Boeing	246	24,359
Caterpillar	285	24,453
Cintas	544	24,836
CSX	971	24,479
Cummins	210	25,122
Danaher	393	24,295
Dun & Bradstreet	249	24,437
Emerson Electric	426	24,478
Expeditors International of Washington	620	24,198
Fastenal	471	24,577
FedEx	255	24,567
First Solar*	480	26,102
Fluor	382	24,146
General Dynamics	316	24,363
General Electric	1,041	24,276
Illinois Tool Works	349	24,475
Ingersoll-Rand	426	24,508
Iron Mountain	662	23,726
Joy Global	448	24,228
L-3 Communications Holdings, Cl 3	287	24,421
Lockheed Martin	228	24,129
Norfolk Southern	317	24,279
Northrop Grumman	299	24,635
PACCAR	455	24,388
Pall	344	23,461
Parker Hannifin	250	24,940
Pitney Bowes	1,629	23,914

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Schedule of Investments •   Forensic Accounting ETF
May 31, 2013 – (Continued) (Unaudited)

Description	Shares	Market Value
Quanta Services*	850	$24,115
Raytheon	363	24,190
Republic Services, Cl A	709	24,177
Robert Half International	698	24,262
Rockwell Automation	278	24,470
Rockwell Collins	368	23,828
Roper Industries	195	24,223
Ryder System	387	24,396
Snap-on	269	24,503
Southwest Airlines	1,722	24,401
Stericycle*	221	24,257
Textron	883	23,806
Tyco International	712	24,073
Union Pacific	156	24,121
United Parcel Service, Cl B	283	24,310
Waste Management	578	24,235
WW Grainger	95	24,457
Xylem	875	24,623
		1,144,041
Information Technology — 16.2%
Accenture, Cl A	296	24,305
Adobe Systems	572	24,545
Advanced Micro Devices	6,067	24,268
Agilent Technologies	529	24,043
Akamai Technologies*	527	24,305
Altera	743	24,660
Amphenol, Cl A	312	24,305
Analog Devices	540	24,802
Apple	56	25,182
Applied Materials	1,652	25,110
Autodesk	662	24,977
BMC Software	541	24,505
Broadcom, Cl A	681	24,455
CA	888	24,251
Cisco Systems	1,028	24,754
Citrix Systems	381	24,517
Cognizant Technology Solutions, Cl A*	385	24,890
Computer Sciences	568	25,338
Corning	1,559	23,962
Dell	1,839	24,551
Electronic Arts*	1,056	24,277
EMC	1,029	25,478
F5 Networks*	294	24,464
Fidelity National Information Services	536	24,066
Fiserv	275	23,969
FLIR Systems	996	24,263
Harris	479	24,012
Hewlett-Packard	996	24,322

Description	Shares	Market Value
Intel	1,020	$24,766
International Business Machines	119	24,754
Intuit	416	24,311
Jabil Circuit	1,247	25,015
JDS Uniphase	1,838	25,034
Juniper Networks	1,406	24,928
KLA-Tencor	441	24,824
Lam Research*	517	24,185
Linear Technology	659	24,712
LSI*	3,338	24,701
Mastercard, Cl A	43	24,521
Microchip Technology	674	24,588
Micron Technology	2,086	24,364
Microsoft	701	24,451
Molex	831	24,381
Motorola Solutions	420	24,343
NetApp	651	24,432
NVIDIA	1,691	24,503
Oracle	711	24,003
Paychex	642	23,902
QUALCOMM	383	24,313
Red Hat	505	24,356
SAIC	1,615	23,418
Salesforce.com*	587	24,848
Seagate Technology	570	24,556
Symantec	1,073	24,025
TE Connectivity	541	24,015
Teradata	451	25,143
Teradyne	1,402	25,152
Texas Instruments	678	24,333
Total System Services	1,031	24,239
VeriSign	519	24,414
Visa, Cl A	137	24,405
Western Digital	391	24,758
Western Union	1,497	24,521
Xilinx	615	25,000
		1,568,790
Materials — 5.0%
Air Products & Chemicals	260	24,547
Airgas	236	24,282
Alcoa	2,860	24,310
Allegheny Technologies	868	23,931
Ball	552	23,825
CF Industries Holdings	130	24,825
Dow Chemical	701	24,156
EI du Pont de Nemours	440	24,548
Freeport-McMoRan Copper & Gold	795	24,685
International Paper	513	23,675
LyondellBasell Industries, Cl A	366	24,394

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Schedule of Investments •   Forensic Accounting ETF
May 31, 2013 – (Continued) (Unaudited)

Description	Shares	Market Value
Monsanto	233	$23,449
Mosaic	404	24,571
Newmont Mining	766	26,258
Nucor	532	23,679
Owens-Illinois	876	24,046
Praxair	212	24,238
Sigma-Aldrich	289	24,178
United States Steel	1,330	23,528
Vulcan Materials	449	24,057
		485,182
Telecommunication Services — 1.5%
AT&T	679	23,758
CenturyLink	662	22,608
Frontier Communications	5,715	23,660
Sprint Nextel*	3,380	24,674
Verizon Communications	483	23,416
Windstream	2,901	23,295
		141,411
Utilities — 7.2%
AES	1,978	24,132
AGL Resources	577	24,424
Ameren	714	24,305
American Electric Power	527	24,147
CenterPoint Energy	1,048	24,293
CMS Energy	892	24,039
Dominion Resources	426	24,090
DTE Energy	363	24,180
Duke Energy	363	24,296
Edison International	518	23,797
Entergy	354	24,383
Exelon	767	24,038
FirstEnergy	616	24,030

Description	Shares	Market Value
Integrys Energy Group	412	$23,702
NextEra Energy	319	24,123
NiSource	851	24,449
Northeast Utilities	578	24,085
ONEOK	521	23,518
Pepco Holdings	1,154	23,969
PG&E	533	23,937
Pinnacle West Capital	428	24,173
PPL	817	24,265
Public Service Enterprise Group	722	23,855
SCANA	478	24,110
Sempra Energy	299	24,309
Southern	547	24,013
TECO Energy	1,384	24,372
Wisconsin Energy	586	23,915
Xcel Energy	836	24,010
		698,959
Total Common Stock
(Cost $9,222,598)		9,672,959
Total Investments — 99.8%
(Cost $9,222,598)		$9,672,959

Percentages are based on Net Assets of $9,695,493.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of May 31, 2013, all of the Fund's investments were considered Level 1, in accordance with the fair value hierarchy under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Assets and Liabilities
May 31, 2013 (Unaudited)

Forensic Accounting ETF
Assets:
Investments at Cost	$9,222,598
Investments at Market Value	$9,672,959
Receivable for Investment Securities Sold	2,770,949
Dividends Receivable	18,631
Total Assets	12,462,539
Liabilities:
Payable for Investment Securities Purchased	2,759,845
Advisory Fee Payable	7,007
Due to Custodian	194
Total Liabilities	2,767,046
Net Assets	$9,695,493
Net Assets Consist of:
Paid-in Capital	$8,902,500
Undistributed Net Investment Income	30,330
Accumulated Net Realized Gain on Investments	312,302
Net Unrealized Appreciation on Investments	450,361
Net Assets	$9,695,493
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$27.70

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Operations
For the period ended May 31, 2013(1) (Unaudited)

Forensic Accounting ETF
Investment Income:
Dividend Income	$50,448
Less: Foreign Taxes Withheld	(46)
Total Investment Income	50,402
Expenses:
Advisory Fees	20,072
Total Expenses	20,072
Net Investment Income	30,330
Net Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	312,302
Net Change in Unrealized Appreciation on Investments	450,361
Net Realized and Unrealized Gain on Investments	762,663
Net Increase in Net Assets Resulting from Operations	$792,993
(1)	The Fund commenced operations on January 30, 2013.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Statement of Changes in Net Assets
For the period ended May 31, 2013(1) (Unaudited)

Forensic Accounting ETF
Operations:
Net Investment Income	$30,330
Net Realized Gain on Investments	312,302
Net Change in Unrealized Appreciation on Investments	450,361
Net Increase in Net Assets Resulting from Operations	792,993
Capital Share Transactions:
Issued In-Kind	8,902,500
Total Increase in Net Assets	9,695,493
Net Assets:
Beginning of Period	—
End of Period (Includes Undistributed Net Investment Income of $30,330)	$9,695,493
Share Transactions:
Issued In-Kind	350,000
(1)	The Fund commenced operations on January 30, 2013.

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Financial Highlights

Selected Per Share Data & Ratios
For the period ended May 31, 2013 (Unaudited)
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1),(2)
Forensic Accounting ETF
2013(3)	$25.00	$0.11	$2.59	$2.70	$—	$—	$—	$27.70	10.80%	$9,695	0.85	%(4)	1.27	%(4)	81%
*	Per share data calculated using average shares method.
(1)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(3)	The Fund commenced operations on January 30, 2013.
(4)	Annualized

The accompanying notes are an integral part of the financial statements.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2013 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with four investment portfolios. The financial statements herein are those of the Forensic Accounting ETF (the “Fund”). The Fund seeks to provide investment results that correspond generally to the performance, before fees and expenses, of the DelVecchio Earnings Quality Index (the “Index”). The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. The Fund commenced operations on January 30, 2013.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2013, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income and any net realized capital gains to investors annually. All distributions are recorded on ex-dividend date.

Creation Units — Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,600 to the Adviser. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,600 to the Adviser. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Forensic Accounting ETF	50,000	$1,600	$1,385,000	$1,600

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Fund. Index Management Solutions, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund.

The Adviser has retained the Sub-Adviser to be responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Sub-Advisory Agreement

Index Management Solutions, LLC, or the Sub-Adviser, is a wholly-owned subsidiary of VTL Associates, LLC and a Pennsylvania limited liability company, located at One Commerce Square, Philadelphia, PA 19103. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board of Trustees. Under a

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2013 (Unaudited)

3. AGREEMENTS (continued)

Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.045% on the average daily net assets of the Fund, subject to a $10,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the period ended May 31, 2013, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s custodian and transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Forensic Accounting ETF(1)	$5,833,012	$5,779,266
(1)	The Fund commenced operations on January 30, 2013.

For the period ended May 31, 2013, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Forensic Accounting ETF(1)	$8,856,540	$—	$—
(1)	The Fund commenced operations on January 30, 2013.

There were no purchases or sales of long-term U.S. Government securities by the Fund.

Exchange Traded Concepts
Notes to the Financial Statements
May 31, 2013 (Unaudited)

5. TAX INFORMATION

The estimated characterization of the distributions paid will be either an ordinary income or return of capital distribution. This estimate is based on the Fund’s operating results during the period. It is anticipated that a significant portion of its distributions will be comprised of return of capital as a result of the tax character of cash distributions made by the Fund’s investments. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year. The Fund will inform shareholders of the final tax character of the distributions on IRS Form 1099-DIV in February 2014. As of May 31, 2013, there were no distributions by the Fund.

The distributions are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2013, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Forensic Accounting ETF	$9,222,598	$553,937	$(103,576)	$450,361

6. CONCENTRATION OF RISKS

The Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries. By concentrating its assets in a particular industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent than if the Fund’s net assets were invested in a wider variety of industries.

Under normal circumstances, the Fund intends to invest at least 80% of its total assets in U.S. large capitalization securities which have been selected and ranked according to their “earnings quality”; which are subject to certain risks, such as large capitalization risk, REIT risk and market risk associated with investing in the securities comprising the Index.

7. OTHER

At May 31, 2013, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Exchange Traded Concepts
Approval of Advisory Agreements & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 6, 2012, the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”): 1) an Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Forensic Accounting ETF (the “Fund”) and 2) a Sub-Advisory Agreement between the Adviser and Index Management Solutions LLC (the “Sub-Adviser”) on behalf of the Fund.

After their initial two-year terms, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

Prior to and at the meeting held on December 6, 2012, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 6, 2012, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser discussed services it proposed to provide to the Fund and its investment personnel. A representative from the Sub-Adviser also discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions in the Fund. The Adviser’s representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser to the Fund, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser. Among other things, the Board considered the quality of the Adviser and the Sub-Adviser’s portfolio management personnel. The Board noted that it had previously reviewed the Adviser and the Sub-Adviser’s registration form (“Form ADV”) as well as responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board further noted that, as reported by the Adviser and Sub-Adviser’s representatives, there were no material changes in the information about the Adviser or the Sub-Adviser since the Board was last presented with such information.

The Board also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Board noted that the Adviser and Sub-Adviser provided services to existing funds in the Trust.

Exchange Traded Concepts
Approval of Advisory Agreements & Board Considerations
(Unaudited)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Cost of Services Provided and Economies of Scale

The Board reviewed the expense ratio and the advisory fees payable to the Adviser and the Sub-Adviser, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and each represents a charge within the range of what would have been negotiated at arm’s length in light of all the surrounding circumstances. The Board took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee. The Board also evaluated the compensation and benefits expected to be received by the Adviser and the Sub-Adviser from their relationship with the Fund, taking into account projections of the Adviser and the Sub-Adviser’s anticipated profitability at different asset levels. Because it was not possible to determine the extent to which economies of scale would be realized by the Adviser and the Sub-Adviser as assets of the Fund grow, the Board did not make any conclusions regarding economies of scale. During future considerations of the Agreements, the Board will consider whether any economies of scale are being realized by the Adviser and the Sub-Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements were fair and reasonable; (b) concluded that the Adviser and the Sub-Adviser’s fees are reasonable in light of the services that the Adviser and the Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Exchange Traded Concepts
Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Annualized Expense Ratios	Expenses Paid During Period
Forensic Accounting ETF
Actual Fund Return	$1,000.00	$1,108.00	0.85%	$2.99	(1)
Hypothetical 5% Return	$1,000.00	$1,013.87	0.85%	$4.27	(2)
(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period since the commencement of operations).
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

Exchange Traded Concepts
Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.flagetf.com.

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Investment Adviser:

Exchange Traded Concepts, LLC
2545 S. Kelly Avenue, Suite C
Edmond, OK 73013

Sub-Adviser:

Index Management Solutions, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

IDS-SA-001-0100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: August 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: August 5, 2013

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: August 5, 2013